Form N-1A Supplement	Oct. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
FRANKLIN INVESTORS SECURITIES TRUST
SUPPLEMENT DATED NOVEMBER 3, 2026
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
EACH DATED MARCH 1, 2026, OF
FRANKLIN LOW DURATION TOTAL RETURN FUND (the “Fund”)
1)	The following replaces the seventh paragraph in the section titled “Fund Summary – Principal Investment Strategies” in the Fund’s Summary Prospectus and Prospectus:
To pursue its investment goal, the Fund regularly enters into various currency derivative transactions, including currency forwards, currency futures, currency options and currency swaps; various interest rate derivative transactions, including interest rate/bond futures and options thereon, interest rate swaps and options thereon, interest rate swap indices and inflation index swaps; and various credit derivative transactions, including credit default swaps, credit default swap indexes, credit default swap index tranches, options on credit default swaps and fixed income total return swaps. In addition the Fund may enter into options on exchange-traded funds and mutual funds. The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select currencies, interest rates, countries, duration or credit risks. These derivatives may be used to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments. The Fund may, at times, have significant exposure to treasury futures.

FRANKLIN LOW DURATION TOTAL RETURN FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
FRANKLIN INVESTORS SECURITIES TRUST
SUPPLEMENT DATED NOVEMBER 3, 2026
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
EACH DATED MARCH 1, 2026, OF
FRANKLIN LOW DURATION TOTAL RETURN FUND (the “Fund”)
1)	The following replaces the seventh paragraph in the section titled “Fund Summary – Principal Investment Strategies” in the Fund’s Summary Prospectus and Prospectus:
To pursue its investment goal, the Fund regularly enters into various currency derivative transactions, including currency forwards, currency futures, currency options and currency swaps; various interest rate derivative transactions, including interest rate/bond futures and options thereon, interest rate swaps and options thereon, interest rate swap indices and inflation index swaps; and various credit derivative transactions, including credit default swaps, credit default swap indexes, credit default swap index tranches, options on credit default swaps and fixed income total return swaps. In addition the Fund may enter into options on exchange-traded funds and mutual funds. The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select currencies, interest rates, countries, duration or credit risks. These derivatives may be used to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments. The Fund may, at times, have significant exposure to treasury futures.